RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Related Party Balances And Transactions
a.	Balances with related parties:

	December 31,
	2024	2023

Trade accounts receivable	246	139
Trade accounts payable	38	48

b.	Transactions with related parties:

	Year ended December 31,
	2024	2023	2022

Revenues	1,240	769	618
Purchases, general and administrative expenses	489	550	433